Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Equity Award Activity

A summary of the equity award activity under the 1999 Plan and 2010 Plan for the year ended December 31, 2013 was stated below:

Options Granted to Employees and Directors	Number of Shares (*)	Weighted- Average per Share Exercise Price	Weighted- Average Grant-date Fair Value per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2012	9,526,853	8.76	3.64	7.72	US$	154,723

Granted	—	—	—
Forfeited	(126,090)	12.07	4.56
Expired	(55,372)	10.92	4.20
Exercised	(1,427,160)	8.70	3.62
Outstanding, December 31, 2013	7,918,231	8.70	3.62	6.80	US$	583,631

Vested and expected to vest at December 31, 2013	7,918,231	8.70	3.62	6.80	US$	583,631

Exercisable at December 31, 2013	5,373,167	7.08	3.08	6.29	US$	404,777

*	Included both Class A and Class B ordinary shares.

Assumptions Used to Estimate Fair Value

The assumptions used to estimate the fair values of the share options granted were as follows:

For the Years Ended December 31,
	2011	2012	2013

Risk-free interest rate	—	1.5%-1.8%	—
Dividend yield	—	8.35% and 11.15%	—
Expected volatility range	—	59.88%-61.64%	—
Weighted average expected life	—	8.15 years	—
Estimated forfeiture rate	—	0%	—
Fair value of ordinary share	—	$4.10-$9.00	—
Suboptimal exercise factor	—	1.5-2.5	—

Share - Based Compensation Expense

Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Cost of revenues	1,103	1,162	1,143
Selling expenses	1,506	1,626	1,621
General and administrative expenses	4,561	4,361	4,264

	7,170	7,149	7,028